Income taxes - income tax expense (benefit) reconciled to the accounting profit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of income tax expense (benefit) to the accounting profit
Profit before tax	$ 128,269	$ 309,882	$ 230,864
Income tax expense calculated at 15% (2016: 15% and 2015: 15%)	19,240	46,482	34,630
Effect of tax holiday	(50,258)	(41,484)	(49,864)
Additional deduction for research and development expenditures	(25,260)	(13,107)	(4,619)
Tax losses for which no deferred tax assets were recognized	70,341	39,777	25,732
Reversal (utilization) of previously unrecognized tax losses of temporary differences	5,687	(43,440)	(3,687)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(18,082)	4,517	4,226
Others	26	82	488
Land Appreciation Tax (after tax)	152	621	1,635
Income tax recognized in profit or loss	$ 1,846	$ (6,552)	$ 8,541
Corporate tax rate (as a percent)	15.00%	15.00%	15.00%